Stock Plans - Summary of Option Activity and Initial Option Agreement (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2022 $ / shares shares
Shares
Beginning Balance | shares	5,706
Granted | shares	2,227
Cancelled | shares	(529)
Ending Balance | shares	7,404
Exercisable at December 31, 2022 | shares	5,144
Weighted-Average Exercise Price
Beginning Balance | $ / shares	$ 36.13
Granted | $ / shares	22.75
Cancelled | $ / shares	20.36
Ending Balance | $ / shares	33.23
Exercisable at December 31, 2022 | $ / shares	$ 37.31
Weighted-Average Remaining Contractual Life, Outstanding at December 31, 2022	4 years
Weighted-Average Remaining Contractual Life, Exercisable at December 31, 2022	2 years 6 months